Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Nonaccrual past due loans	$ 2,331	$ 4,155
Agricultural
Nonaccrual past due loans	94	26
Commercial and Industrial
Nonaccrual past due loans	220	143
Consumer
Nonaccrual past due loans	33	22
Commercial Real Estate
Nonaccrual past due loans	1,230	2,790
Construction Real Estate
Nonaccrual past due loans
Residential Real Estate
Nonaccrual past due loans	$ 754	$ 1,174